Fair Value (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Conduit Pharmaceuticals Ltd [Member]
Phase transition success rates	52.70%
Covid asset value	$ 2,800
Fair value of covid asset	1,300	$ 1,400
Option liability	$ 1,309	$ 1,417
Conduit Pharmaceuticals Limited [Member]
Phase transition success rates		52.70%
Covid asset value		$ 2,800
Fair value of covid asset		1,400
Option liability		$ 1,404